SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions		$ 550,183
Total	$ (19,318,403)	(8,459,795)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	6,801,117	17,083,027
Purchases of goods and services	(20,691,171)	(25,314,814)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(6,702,803)	(648,494)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	1,590,568	261,418
Purchases of goods and services	(196,051)	(239,772)
In-kind contributions		550,183
Net loans granted / (cancelled)		(1,609)
Interest expenses	(23,000)
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses	$ (97,063)	$ (149,734)